Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended
	Feb. 06, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025
Unusual Whales Subversive Democratic Trading ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,642	$ 10,089	$ 10,137	$ 10,492	$ 11,118	$ 11,543	$ 11,364	$ 10,772	$ 10,590	$ 11,735	$ 12,286	$ 12,595	$ 13,356	$ 13,875	$ 13,237	$ 14,005	$ 14,628	$ 14,492	$ 14,787	$ 15,091	$ 15,115	$ 16,106	$ 15,586	$ 16,172	$ 15,759	$ 14,569	$ 14,751	$ 15,892	$ 16,950	$ 17,134	$ 17,582	$ 18,115
Unusual Whales Subversive Republican Trading ETF
Account Value [Line Items]
Accumulated Value	10,000	9,766	9,723	9,754	9,523	10,161	10,527	10,260	9,870	9,674	10,470	11,130	11,171	11,704	12,189	11,592	12,055	12,118	12,414	12,573	12,672	12,620	13,492	12,717	13,200	12,970	12,467	12,315	13,020	13,663	13,940	14,253	14,782
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,673	$ 10,028	$ 10,184	$ 10,228	$ 10,904	$ 11,255	$ 11,075	$ 10,547	$ 10,326	$ 11,269	$ 11,780	$ 11,978	$ 12,618	$ 13,024	$ 12,492	$ 13,111	$ 13,582	$ 13,747	$ 14,081	$ 14,381	$ 14,251	$ 15,088	$ 14,728	$ 15,138	$ 14,941	$ 14,099	$ 14,003	$ 14,885	$ 15,641	$ 15,992	$ 16,317	$ 16,912